Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document Documentand Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Entity Registrant Name	CAESARS ENTERTAINMENT Corp
Entity Central Index Key	0000858339
Current Fiscal Year End Date	--12-31